Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,790,675.80
Previously Paid Amount	0.00
Total Fee Amount	523.49
Total Offset Amount	0.00
Net Fee	523.49
Narrative - Max Aggregate Offering Price	$ 3,790,675.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true